Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Finished goods - dore and concentrates	$ 1,299	$ 3,014
Work-in-process	1,152	1,327
Stockpile	217	122
Silver coins and bullion	303	405
Materials and supplies	15,887	15,386
Current inventories	$ 18,858	$ 20,254